Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Trade receivables	$ 334	$ 244
Other receivables and prepayments	167	124
Related party receivables	11
Trade and other receivables	$ 512	$ 368